UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron, CFA
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	February 12, 2004

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  296445

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM    002824100    9,808   210,480   SH   NA  SOLE  NA  SOLE
Adobe Systems         COM    00724F101    8,998   230,240   SH   NA  SOLE  NA  SOLE
Agilent               COM    00846U101    6,474   221,413   SH   NA  SOLE  NA  SOLE
American Express      COM    025816109   10,393   215,480   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM    053015103    7,057   178,150   SH   NA  SOLE  NA  SOLE
Baxter International  COM    071813109    3,633   119,020   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway 'B'COM    084670207   15,598     5,541   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM    084670108      421         5   SH   NA  SOLE  NA  SOLE
Block H&R             COM    093671105   10,281   185,680   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM    191216100   13,083   257,790   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM    24702R101   12,814   377,100   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM    364730101   11,985   134,420   SH   NA  SOLE  NA  SOLE
Gillette              COM    375766102   12,374   336,900   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM    38141G104   12,946   131,120   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM    427866108   12,045   156,450   SH   NA  SOLE  NA  SOLE
Hewlett-Packard Co.   COM    428236103    6,918   301,170   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM    478160104    8,968   173,590   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM    580135101   11,142   448,720   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM    589331107    9,611   208,040   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM    594918104    8,468   309,400   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM    615369105    6,922   114,320   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM    617446448   10,350   178,850   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM    654106103   13,444   196,380   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM    681919106    7,911    90,590   SH   NA  SOLE  NA  SOLE
Oracle                COM    68389X105    9,000   680,300   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM    713448108   11,713   251,240   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM    717081103    7,164   202,780   SH   NA  SOLE  NA  SOLE
Stryker Corp.         COM    863667101    8,058    94,790   SH   NA  SOLE  NA  SOLE
Symantec Corp.        COM    871503108    7,819   226,640   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM    931142103   10,773   203,080   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM    982526105   10,274   182,780   SH   NA  SOLE  NA  SOLE
